Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	Classover Holdings, Inc.
Entity Central Index Key	0002022308
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Entity Address State Or Province	NY